ACCOUNTING RULES AND METHODS - Additional Information (Details) € / shares in Units, € in Thousands		6 Months Ended
	Jul. 27, 2023 € / shares	Jun. 30, 2023 EUR (€) subsidiary € / shares	Sep. 18, 2023 shares	Jul. 26, 2023 € / shares	Dec. 31, 2022 EUR (€)
Disclosure of geographical areas [line items]
Cash and cash equivalents | €		€ 25,189			€ 38,789
Number of subsidiaries | subsidiary		1
Par value per share (in euro per share) | € / shares		€ 1.00
Reverse Stock Split
Disclosure of geographical areas [line items]
Par value per share (in euro per share) | € / shares	€ 1			€ 0.10
Stock split ratio, common stock	0.1
Number of shares outstanding (in shares) | shares			60,751,054
Number of shares issued (in shares) | shares			6,075,105